Additional Information-Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Additional Information-Parent Company Only Condensed Financial Information
Schedule of condensed balance sheets

(a)  Condensed balance sheets of Zhihu Inc.

	As of December 31,
	2022	2023	2023

			US$ in
	RMB in thousands		thousands
ASSETS
Current assets:
Cash and cash equivalents	197,012	2,871	404
Term deposits	—	70,827	9,976
Amounts due from subsidiaries and VIEs and VIEs’ subsidiaries	1,981	45,778	6,448
Prepayments and other current assets	7,651	19,277	2,715
Total current assets	206,644	138,753	19,543

Non-current assets:
Investments in subsidiaries	5,527,483	4,578,292	644,840
Total non-current assets	5,527,483	4,578,292	644,840

Total assets	5,734,127	4,717,045	664,383

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities
Accounts payable and accrued liabilities	4,841	11,344	1,598
Other current liabilities	16,925	46,226	6,511
Amounts due to subsidiaries and VIEs and VIEs’ subsidiaries	58,665	59,665	8,404
Total current liabilities	80,431	117,235	16,513

Total liabilities	80,431	117,235	16,513

Shareholders’ equity:
Ordinary shares (US$0.000125 par value)	249	241	34
Treasury stock	(33,814)	(161,637)	(22,766)
Additional paid-in capital	13,615,042	13,487,371	1,899,657
Statutory reserve	—	2,680	378
Accumulated other comprehensive loss	(65,808)	(20,551)	(2,895)
Accumulated deficit	(7,861,973)	(8,708,294)	(1,226,538)
Total shareholders’ equity	5,653,696	4,599,810	647,870
Total liabilities and shareholders’ equity	5,734,127	4,717,045	664,383

Schedule of condensed statements of operations and comprehensive loss

(b)  Condensed statements of operations and comprehensive loss of Zhihu Inc.

	For the Year Ended December 31,
	2021	2022	2023	2023

				US$in
	RMB in thousands			thousands
Operating expenses:
General and administrative expenses	(30,019)	(79,908)	(45,625)	(6,426)
Total operating expenses	(30,019)	(79,908)	(45,625)	(6,426)

Loss from operations	(30,019)	(79,908)	(45,625)	(6,426)
Other (expenses)/income:
Interest income	123	1,027	5,105	719
Exchange (losses)/ gains	(523)	516	138	19
Share of loss of subsidiaries	(1,268,461)	(1,502,792)	(816,004)	(114,932)
Others, net	—	—	12,745	1,796

Net loss	(1,298,880)	(1,581,157)	(843,641)	(118,824)
Accretions of convertible redeemable preferred shares to redemption value	(170,585)	—	—	—

Net loss attributable to Zhihu Inc.’s shareholders	(1,469,465)	(1,581,157)	(843,641)	(118,824)

Net loss	(1,298,880)	(1,581,157)	(843,641)	(118,824)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	(143,190)	273,310	45,257	6,374
Total other comprehensive (loss)/income	(143,190)	273,310	45,257	6,374

Total comprehensive loss	(1,442,070)	(1,307,847)	(798,384)	(112,450)
Accretions of convertible redeemable preferred shares to redemption value	(170,585)	—	—	—
Comprehensive loss attributable to Zhihu Inc.’s shareholders	(1,612,655)	(1,307,847)	(798,384)	(112,450)

Schedule of condensed statements of cash flows

(c)  Condensed statements of cash flows of Zhihu Inc.

	For the Year Ended December 31,
	2021	2022	2023	2023
				US$ in
	RMB in thousands			thousands
Net cash used in operating activities	(3,182)	(51,752)	(44,388)	(6,252)
Purchases of term deposits	(64,596)	—	(72,054)	(10,149)
Proceeds from withdrawal of term deposits	64,707	—	—	—
Repayment from subsidiaries of investment	—	256,942	284,017	40,003
Investment in subsidiaries	(4,695,120)	—	—	—
Investment in equity investments	(19,380)	—	—	—
Net cash (used in)/provided by investing activities	(4,714,389)	256,942	211,963	29,854
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost	4,853,293	—	—	—
Proceeds received from employees in relation to share options	15,544	19,612	4,513	636
Payments for repurchase of shares	—	(127,962)	(369,569)	(52,053)
Net cash provided by/(used in) financing activities	4,868,837	(108,350)	(365,056)	(51,417)
Effect of exchange rate changes on cash and cash equivalents	(63,673)	5,745	3,340	470
Net increase/(decrease) in cash and cash equivalents	87,593	102,585	(194,141)	(27,345)
Cash and cash equivalents at beginning of year	6,834	94,427	197,012	27,749
Cash and cash equivalents at ending of year	94,427	197,012	2,871	404